Fair Value, Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Carrying Amount [Member]
Financial Instruments - Assets [Abstract]
Loans	$ 197,905	$ 189,549
Financial Instruments - Liabilities [Abstract]
Deposits	212,688	206,667
Federal Home Loan Bank advances	2,750	6,250
Fair Value [Member]
Financial Instruments - Assets [Abstract]
Loans	203,047	195,254
Financial Instruments - Liabilities [Abstract]
Deposits	205,778	202,750
Federal Home Loan Bank advances	2,865	6,486
Fair Value [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Financial Instruments - Assets [Abstract]
Loans	0	0
Financial Instruments - Liabilities [Abstract]
Deposits	0	0
Federal Home Loan Bank advances	0	0
Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial Instruments - Assets [Abstract]
Loans	0	0
Financial Instruments - Liabilities [Abstract]
Deposits	74,693	61,925
Federal Home Loan Bank advances	0	0
Fair Value [Member] | Significant Unobservable Inputs (Level 3)
Financial Instruments - Assets [Abstract]
Loans	203,046	195,254
Financial Instruments - Liabilities [Abstract]
Deposits	131,085	140,825
Federal Home Loan Bank advances	$ 2,865	$ 6,486